Condensed Consolidated Statements of Financial Position - EUR (€) € in Thousands	Mar. 31, 2026	Sep. 30, 2025
Non-current assets
Goodwill	€ 1,526,733	€ 1,512,270
Intangible assets (other than goodwill)	1,580,713	1,577,248
Property, plant and equipment	391,358	357,496
Right-of-use assets	208,298	179,762
Deferred tax assets	18,726	11,556
Other assets	24,786	28,425
Total non-current assets	3,750,614	3,666,757
Current assets
Inventories	844,706	704,417
Trade and other receivables	298,959	160,245
Current tax assets	3,859	6,544
Other current assets	64,858	75,090
Cash and cash equivalents	201,467	329,067
Total current assets	1,413,849	1,275,363
Total assets	5,164,463	4,942,120
Shareholders' equity
Share premium	1,992,302	1,992,302
Other capital reserve	69,140	68,920
Retained earnings	898,319	765,905
Accumulated other comprehensive loss	(66,574)	(104,401)
Total shareholders' equity	2,893,187	2,722,726
Non-current liabilities
Loans and borrowings	1,131,758	1,128,010
Tax receivable agreement liability	294,219	302,400
Lease liabilities	174,101	149,338
Provisions	4,785	4,413
Deferred tax liabilities	169,994	163,429
Deferred income	9,611	13,657
Other liabilities	6,855	4,477
Total non-current liabilities	1,791,323	1,765,724
Current liabilities
Loans and borrowings	16,910	17,133
Tax receivable agreement liability	60,881	54,364
Lease liabilities	50,073	43,581
Trade and other payables	142,122	136,003
Accrued liabilities	34,150	32,222
Other financial liabilities	17,089	4,202
Provisions	25,575	36,338
Contract liabilities	9,654	6,195
Current tax liabilities	98,853	106,958
Other current liabilities	24,646	16,674
Total current liabilities	479,953	453,670
Total liabilities	2,271,276	2,219,394
Total shareholders' equity and liabilities	€ 5,164,463	€ 4,942,120